Financial assets at fair value through profit or loss - Equity Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 4,152,821	$ 812,275
Prisma Medios de Pago S.A
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	3,033,010
Mercado de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	80,375	38,030
BYMA-Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	62,859	145,525
Investment Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 976,577	$ 628,720